INTANGIBLE ASSETS - BREAKDOWN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 226,553	$ 226,260
Additions	(19,706)	(37,872)
Acquisitions from business combination	16,456	2,628
Disposals	(3,366)	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill	10,168	38,527
Intangible assets other than goodwill	230,104	226,553
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	520,344	387,500
Additions	35,488	13,044
Acquisitions from business combination	16,456	2,628
Disposals	(3,893)	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill	17,947	60,630
Intangible assets other than goodwill	520,344	520,344
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(265,771)	(139,027)
Additions	(55,195)	(50,916)
Acquisitions from business combination	0	0
Disposals	527	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(4,817)	(22,809)
Intangible assets other than goodwill	(265,771)	(265,771)
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(24,469)	(22,213)
Additions	0	0
Acquisitions from business combination	0	0
Disposals	0	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(2,962)	706
Intangible assets other than goodwill	(24,469)	(24,469)
Development | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	4,696	2,422
Additions	1,513	1,231
Acquisitions from business combination	0	0
Disposals	(7)	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(90)	306
Intangible assets other than goodwill	4,696	4,696
Development | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(691)	(282)
Additions	(235)	(241)
Acquisitions from business combination	0	0
Disposals	7	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill	13	15
Intangible assets other than goodwill	(691)	(691)
Customer base | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	291,898	254,110
Additions	2,552	0
Acquisitions from business combination	14,931	2,522
Disposals	(9)	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill	10,267	7,525
Intangible assets other than goodwill	291,898	291,898
Customer base | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(133,658)	(77,443)
Additions	(25,222)	(24,175)
Acquisitions from business combination	0	0
Disposals	0	(872)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(3,140)	(2,806)
Intangible assets other than goodwill	(133,658)	(133,658)
Software | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	158,035	90,278
Additions	12,463	8,140
Acquisitions from business combination	1,468	105
Disposals	(3,085)	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill	7,024	47,073
Intangible assets other than goodwill	158,035	158,035
Software | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(93,905)	(36,637)
Additions	(24,669)	(21,953)
Acquisitions from business combination	0	0
Disposals	147	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(1,066)	(16,264)
Intangible assets other than goodwill	(93,905)	(93,905)
Other intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	65,253	39,492
Additions	18,960	980
Acquisitions from business combination	57	1
Disposals	(533)	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill	775	6,788
Intangible assets other than goodwill	65,253	65,253
Other intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(37,517)	(24,665)
Additions	(5,069)	(4,547)
Acquisitions from business combination	0	0
Disposals	373	872
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(624)	(3,754)
Intangible assets other than goodwill	(37,517)	(37,517)
Work in progress | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	462	1,198
Additions	0	2,693
Acquisitions from business combination	0	0
Disposals	(259)	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(29)	(1,062)
Intangible assets other than goodwill	$ 462	$ 462